Schedule of Investments

March 31, 2023 (Unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 28.7%

Communication Services - 1.0%
Alphabet, Inc. - Class C (2)	5,441	565,864
COMCAST CORP NEW CL A	3,615	137,045
IDT CORPORATION (2)	1,500	51,120
META PLATFORMS INC (2)	1,566	331,898
TELEPHONE & DATA SYS INC DEL NEW	152	1,598
T-MOBILE US INC (2)	3,618	524,031
VERIZON COMMUNICATIONS INC	27	1,050

		1,612,606

Consumer Discretionary - 3.8%
AUTOZONE INC (NEV) (2)	29	71,286
BEST BUY CO INC	2,163	169,298
BLOOMIN' BRANDS INC	1,232	31,601
BOOKING HOLDINGS INC (2)	129	342,161
BORG WARNER INC	2,233	109,663
BURLINGTON STORES INC (2)	517	104,486
CAVCO INDUSTIRES INC (2)	9	2,860
DECKERS OUTDOOR CORP (2)	249	111,938
DR HORTON INC	2,830	276,463
EXPEDIA GROUP INC (2)	3,089	299,726
FRONTDOOR INC (2)	58	1,617
GARMIN LIMITED	894	90,222
GENTEX CORP	70	1,962
GRAND CANYON EDUCATION INC (2)	831	94,651
HOME DEPOT INC	2,749	811,285
LEAR CORPORATION	9	1,255
LENNAR CORP	3,672	385,964
LIGHT & WONDER INC (2)	787	47,259
LKQ CORPORATION	471	26,734
LULULEMON ATHLETICA INC (2)	985	358,727
M/I HOMES INC (2)	607	38,296
MCDONALDS CORP	1,294	361,815
MOHAWK INDS INC (2)	2,118	212,266
NIKE INC	3,691	452,664
O'REILLY AUTOMOTIVE INC (2)	190	161,306
PATRICK INDS INC	26	1,789
PETCO HEALTH AND WELLNESS COMPANY, INC (2)	1,765	15,885
PVH CORPORATION	1,607	143,280
ROSS STORES INC	2,082	220,963
SKYLINE CHAMPION CORPORATION (2)	1,278	96,144
SLEEP NUMBER CORP (2)	1,112	33,816
TAPESTRY INC	846	36,471
TJX COMPANIES INC	3,853	301,921
Town Sports International (2)(5)	961	0
TRACTOR SUPPLY CO	357	83,909
Ulta Beauty, Inc. (2)	288	157,153
WHIRLPOOL CORP	546	72,083
YUM BRANDS INC	2,637	348,295

		6,077,214

Consumer Staples - 0.6%
ALTRIA GROUP INC	789	35,205
ARCHER DANIELS MIDLAND CO	2,012	160,276
COCA-COLA CONSOLIDATED INC	2	1,070
COSTCO WHOLESALE CORP	18	8,944
FLOWERS FOODS INC NEW	66	1,809
INGREDION INC	39	3,967
KIMBERLY CLARK CORP	285	38,253
KROGER CO	159	7,850
MEDIFAST INC	262	27,162
MOLSON COORS BEVERAGE COMPANY	29	1,499
PEPSICO INC	4,016	732,117
PILGRIMS PRIDE CORP (2)	54	1,252
		1,019,404

Energy - 2.1%
APA CORPORATION	1,297	46,770
ARCH RESOURCES INC	11	1,446
BAKER HUGHES COMPANY	62	1,789
Berry Corporation (bry)	301	2,363
BRISTOW GROUP INC (2)	305	6,832
CALLON PETROLEUM CO (2)	43	1,438
CHAMPIONX CORP	156	4,232
CHEVRON CORP	8,352	1,362,712
CHORD ENERGY CORPORATION	13	1,750
CIVITAS RESOURCES INC	93	6,356
COMSTOCK RESOURCES INC	114	1,230
CONOCOPHILLIPS	1,122	111,314
COTERRA ENERGY INC	54	1,325
DELEK US HOLDINGS INC NEW	57	1,308
DEVON ENERGY CORP	61	3,087
DIAMONDBACK ENERGY, INC	88	11,895
DORIAN LPG LTD	81	1,615
EOG RESOURCES INC	691	79,209
EXXON MOBIL CORP	5,282	579,224
FLEX LNG LTD	75	2,519
HALLIBURTON CO HLDG CO	953	30,153
HF SINCLAIR CORPORATION	123	5,951
INTERNATIONAL SEAWAYS INC	33	1,375
KINDER MORGAN INC (DELAWARE)	68	1,191
MAGNOLIA OIL & GAS CORPORATION	67	1,466
MARATHON OIL CORP	67	1,605
MURPHY OIL CORP	54	1,997
NORTHERN OIL & GAS INC	43	1,305
OCCIDENTAL PETE CORP	153	9,552
ONEOK INC NEW	9,170	582,662
OVINTIV INC	898	32,400
PBF ENERGY INC	55	2,385
PEABODY ENERGY CORP (2)	56	1,434
PHILLIPS 66	1,508	152,881
PIONEER NATURAL RESOURCES	185	37,784
RANGE RESOURCES CORP	75	1,985
SANDRIDGE ENERGY INC NEW (2)	69	994
SCHLUMBERGER LTD	2,483	121,915
SCORPIO TANKERS INC	54	3,041
SM ENERGY CO	52	1,464
TARGA RESOURCES CORP	80	5,836
TEEKAY CORPORATION (2)	502	3,102
VALERO ENERGY CORP	843	117,683
VITAL ENERGY INC (2)	30	1,366
Westmoreland Coal Co (2)(5)	773	0
WORLD FUEL SERVICES CORP	154	3,935

		3,353,876

Financials - 4.2%
ALLY FINANCIAL INC	5,167	131,707
AMERICAN EQ INVT LIFE HLDG CO	345	12,589
AMERICAN INTL GROUP NEW	1,358	68,389
BANK OF NEW YORK MELLON CORP	3,980	180,851
Berkshire Hathaway Class B (2)	10,636	3,284,078
CHARLES SCHWAB CORP	710	37,190
CHUBB LIMITED	368	71,458
CUSTOMERS BANCORP INC (2)	625	11,575
EAST WEST BANCORP INC	3,889	215,840
ESSENT GROUP LTD	517	20,706
F&G ANNUITIES & LIFE INC	82	1,486
FIRST AMERICAN FINANCIAL CORP	246	13,692
JACKSON FINANCIAL INC	1,297	48,521
MARSH & MCLENNAN COS INC	5,172	861,397
MASTERCARD INCORPORATED	2,369	860,918
MEDLEY MANAGEMENT INC (2)(5)	27	0
NMI HOLDINGS INC (A) (2)	209	4,667
NORTHERN TRUST CORP	1,661	146,384
OLD REPUBLIC INTERNATIONAL CORPORATION	118	2,946
PATHWARD FINANCIAL INC	582	24,147
RAIT Financial Trust (2)(5)	751	0
SEI INVESTMENTS COMPANY	529	30,444
SOUTHSTATE CORPORATION	405	28,860
STATE STREET CORP	789	59,719
STEWART INFORMATION SVCS CRP	1,904	76,826

SYNCHRONY FINANCIAL	1,933	56,212
WALKER & DUNLOP INC	29	2,209
WILLIS TOWERS WATSON PLC	1,881	437,107

		6,689,918

Healthcare - 4.9%
ABBVIE INC	3,772	601,144
AMERISOURCEBERGEN CORP	25	4,003
AMGEN INC	1,211	292,759
ASSERTIO HOLDINGS, INC. (2)	531	3,382
BIOGEN INC (2)	336	93,418
BRISTOL-MYERS SQUIBB CO	3,008	208,484
CARDINAL HEALTH INC	1,879	141,865
CENTENE CORPORATION (2)	1,080	68,267
CHEMED CORPORATION	2	1,076
CVS HEALTH CORP	454	33,737
DANAHER CORP	1,507	379,824
DEXCOM INC (2)	486	56,463
ELEVANCE HEALTH INC	370	170,130
ELI LILLY & CO	669	229,748
FULGENT GENETICS, INC. (2)	2,626	81,984
GILEAD SCIENCE INC	5,138	426,300
HCA HEALTHCARE INC	440	116,019
HUMANA INC	158	76,703
INTUITIVE SURGICAL INC (2)	2,258	576,851
JOHNSON AND JOHNSON	9,165	1,420,575
LAB CORP OF AMERICA NEW	13	2,982
MCKESSON CORP	298	106,103
MERCK & CO INC	3,381	359,705
MOLINA HEALTHCARE INC (2)	66	17,654
ORGANON & CO	48	1,129
PFIZER INC	3,577	145,942
QUEST DIAGNOSTICS INC	47	6,650
REGENERON PHARMACEUTICALS INC (2)	212	174,194
The Cigna Group	323	82,536
UNITEDHEALTH GROUP INC (DEL)	2,193	1,036,390
UNIVERSAL HEALTH SVR INC	89	11,312
VERTEX PHARMACEUTICALS (2)	520	163,836
VIATRIS INC.	3,418	32,881
VIR BIOTECHNOLOGY, INC. (2)	173	4,026
WEST PHARMACEUTICAL SVCS INC	268	92,854
ZIMMER BIOMET HOLDINGS INC	1,153	148,968
ZOETIS INC	2,527	420,594

		7,790,488

Industrials - 2.7%
AGCO CORP	11	1,487
ALASKA AIR GROUP INC (2)	1,803	75,654
AMETEK INC	19	2,761
ARGAN INC	41	1,659
BLUELINX HOLDINGS INC (2)	77	5,233
BOISE CASCADE COMPANY	147	9,298
BUILDERS FIRSTSOURCE INC (2)	1,870	166,019
COMFORT SYSTEMS USA INC	12	1,752
COPART INC (2)	14,188	1,067,079
CRANE COMPANY	12	1,362
DEERE & CO	82	33,856
DOVER CORP	3,201	486,360
EATON CORP PLC (IRELAND)	9	1,542
EMCOR GROUP INC	1,027	166,980
EMERSON ELECTRIC CO	13	1,133
GENCO SHIPPING & TRADING LTD	138	2,161
GENERAL DYNAMICS CORP	1,216	277,503
GRACO INC	10,668	778,871
GRAINGER W W INC	100	68,881
HEIDRICK & STRUGGLES INTL	70	2,125
ITT CORP	611	52,729
LOCKHEED MARTIN CORP	499	235,892
MANPOWERGROUP	171	14,113
MATSON INC	349	20,825
MCGRATH RENT CORP	23	2,146
NORTHROP GRUMMAN CORP	335	154,676
NVENT ELECTRIC PLC	1,004	43,112
OWENS CORNING INC	75	7,185
PAYCHEX INC	1,085	124,330

PRIMORIS SERVICES CORP	117	2,885
REGAL REXNORD CORP	15	2,111
REPUBLIC SERVICES INC	11	1,487
RYDER SYS INC	25	2,231
SENSATA TECHNOLOGIES HOLDING PLC	35	1,751
SOUTHWEST AIRLINES CO	3,701	120,431
STARTEK INC (2)	631	2,606
TEREX CORP NEW	212	10,257
UFP Industries, Inc.	41	3,258
United Airlines Holdings, Inc. (2)	2,191	96,952
UNITED RENTALS INC	490	193,922
UNIVAR SOLUTIONS INC (2)	48	1,681
VALMONT INDS INC	13	4,151

		4,250,447

Information Technology - 8.9%
ADOBE INC. (2)	1,708	658,212
APPLE INC	18,711	3,085,444
APPLIED MATERIALS INC	2,220	272,683
ARROW ELECTRONICS INC (2)	1,130	141,103
AVNET INC	2,163	97,768
BROADCOM INC	67	42,983
CISCO SYSTEMS INC	3,490	182,440
COMMVAULT SYSTEMS INC (2)	250	14,185
DELL TECHNOLOGIES INC	101	4,061
FIRST SOLAR INC (2)	287	62,423
INTUIT INC	555	247,436
JABIL INC	2,433	214,493
LAM RESEARCH CORP	819	434,168
MICROCHIP TECH INC	4,378	366,789
MICROSOFT CORP	12,419	3,580,393
NVIDIA CORP	4,549	1,263,576
ORACLE CORPORATION	2,670	248,096
QUALCOMM INC	4,586	585,082
QUALYS INC (2)	1,988	258,480
SKYWORKS SOLUTIONS INC	5,575	657,739
TEXAS INSTRUMENTS INC	6,853	1,274,727
VARONIS SYSTEMS INC (2)	6,082	158,193
ZEBRA TECH CORP (2)	765	243,270

		14,093,744

Materials - 0.4%
ADVANSIX INC	57	2,181
AIR PRODUCTS & CHEMICALS INC	5	1,436
ALPHA METALLURGICAL RESOURCES INC	31	4,836
BERRY GLOBAL GROUP INC	2,294	135,117
CF INDUSTRIES HOLDINGS	53	3,842
DOW INC	1,242	68,086
EAGLE MATERIALS INC	11	1,614
FREEPORT-MCMORAN INC	196	8,018
LOUISIANA PAC CORP	1,854	100,505
LYONDELLBASELL INDUSTRIES NV (A)	816	76,614
MOSAIC COMPANY NEW (HOLDING COMPANY)	33	1,514
NEWMONT CORPORATION	334	16,373
NUCOR CORP	875	135,161
OLIN CORP	69	3,830
RELIANCE STL & ALUMINUM CO (DEL)	14	3,594
RYERSON HOLDING CORP	105	3,820
SCHNITZER STEEL INDUSTRIES	157	4,883
SOUTHERN COPPER CORP	457	34,846
STEEL DYNAMICS INC	461	52,121
SUNCOKE ENERGY INC	184	1,652
SYLVAMO CORPORATION	48	2,220
UNITED STATES STEEL CORP	1,705	44,501
WARRIOR MET COAL INC	39	1,432

		708,196

Real Estate Investment Trust - 0.1%
CORENERGY INFRASTRUCTURE TRUST INC REIT	2,011	2,574
SIMON PROPERTY GROUP INC NEW	1,342	150,264
Spirit MTA REIT Liquidating Trust (2)(5)	1,024	0

		152,838

Utilities - 0.0%
BROOKFIELD RENEWABLE CORPORATION W/I		108	3,775
CLEARWAY ENERGY INC		103	3,227

			7,002

Total Common Stocks (United States)	(Cost	$38,717,608)	45,755,733

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		252	6,832

Total Preferred Stock (United States)	(Cost	$6,299)	6,832

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(5)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(5)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		7	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		3	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		48	426
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		15	281
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		26	462
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		13	185

Total Warrants (United States)	(Cost	$941)	1,354

Registered Investment Companies - 34.8%

U.S. Fixed Income - 29.8%
Baird Core Plus Bond Fund - Class I		239,001	2,411,522
BBH Limited Duration Fund - Class I		112,752	1,130,900
Diamond Hill Short Duration Securitized Bond Fund - Class Y		420,717	3,988,394
DoubleLine Total Return Bond Fund - Class I		306,523	2,749,513
Frost Total Return Bond Fund - Class I		172,219	1,624,025
Guggenheim- Total Return Bond Fund - Class I		50,100	1,194,893
iShares 20+ Year Treasury Bond ETF (6)		37,106	3,946,965
ISHARES 3-7 YEAR TREASURY BOND ETF (6)		30,662	3,607,384
ISHARES 7-10 YEAR TREASURY BOND ETF (6)		79,506	7,880,636
iShares Core U.S. Aggregate Bond ETF (6)		40,784	4,063,718
PGIM Short-Term Corporate Bond Fund - Class Q		385,245	3,975,730
Pioneer Bond Fund - Class K		189,647	1,583,551
Segall Bryant & Hamill Plus Bond Fund - Class I		310,637	2,885,820
SPDR Bloomberg High Yield Bond ETF (6)		43,893	4,074,148
Xtrackers USD High Yield Corporate Bond ETF (6)		69,781	2,424,890

			47,542,089

International Fixed Income - 5.0%
iShares JP Morgan USD Emerging Markets Bond ETF (6)		93,019	8,025,679

			8,025,679

Total Registered Investment Companies	(Cost	$55,856,097)	55,567,768

Money Market Registered Investment Companies - 36.1%

Federated Hermes Government Obligations Fund, 4.69%		11,950,000	11,950,000
Meeder Institutional Prime Money Market Fund, 4.88% (3)		45,678,350	45,678,350

Total Money Market Registered Investment Companies	(Cost	$57,605,228)	57,628,350

Total Investments - 99.6%	(Cost	$152,186,173)	158,960,037

Other Assets less Liabilities - 0.4%			640,875

Total Net Assets - 100.0%			159,600,912

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		647	7,570
Meeder Dynamic Allocation Fund - Retail Class		1,585	19,068
Meeder Muirfield Fund - Retail Class		2,107	17,720
Meeder Conservative Allocation Fund - Retail Class		202	4,276

Total Trustee Deferred Compensation	(Cost	$48,945)	48,634

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(15)	6/16/2023	(3,794,550)	(151,215)
Mini MSCI EAFE Index Futures	66	6/16/2023	6,918,450	191,774
Mini MSCI Emerging Markets Index Futures	29	6/16/2023	1,443,475	51,056
Russell 2000 Mini Index Futures	29	6/16/2023	2,629,575	75,582
Standard & Poors 500 Mini Futures	(54)	6/16/2023	(11,171,925)	(527,860)

Total Futures Contracts	55		(3,974,975)	(360,663)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$158,960,037	$(360,663)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$158,960,037	$(360,663)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.

(4)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.